UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22216

GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was 21.4%, compared with total returns of (1.3)% and 51.0% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was 23.7%. The Fund’s NAV per share was $7.04, while the price of the publicly traded shares closed at $6.29 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective and Strategy (Unaudited)

The GAMCO Natural Resources, Gold & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in natural resource and gold industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of 2025, gold and gold equities benefitted from policy changes of the new presidential administration. The primary catalysts for gold’s strength remain a combination of persistent global financial uncertainty, escalating tariff threats, and widespread geopolitical tensions. Macroeconomic factors, including a weakening U.S. dollar and persistent inflation, further bolstered gold’s appeal. The oil sector continues to be oversupplied, but pricing has fluctuated, primarily based on geopolitical dynamics, with WTI dropping 8.9%. Refining margins continue their lower trend, while the U.S. and OPEC saw an expected increase in production.

Top contributors to the portfolio all benefitted from the surge in gold price, and included Newmont Corporation (3.4% of total investments as of June 30, 2025), which reported strong first quarter results and saw record free cash flow further supported by aggressive asset divesture and strong debt reduction; Kinross Gold Corp. (3.1%), the Canadian gold and silver miner which saw performance gains driven by robust operational results and improved financial health; and Ludin Gold Inc. (no longer held), which saw sustained momentum from increased infrastructure investment and a broadened regional exploration program.

Detractors from performance included companies with exposure to the energy sector. ONEOK, Inc. (0.6%), reported a significant earnings miss in the first quarter and saw additional pressure from mixed demand in the midstream energy sector; Halliburton Co. (0.2%), experienced a dip in revenue and sluggish energy market activity; and ConocoPhillips (0.7%), which lowered full-year capex and operating cost guidance while reaffirming production outlook.

Thank you for your investment in the GAMCO Natural Resources, Gold & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (1/27/11)
GAMCO Natural Resources, Gold & Income Trust (GNT)
NAV Total Return (b)	21.42%	21.41%	15.98%	11.26%	6.46%	2.00%
Investment Total Return (c)	23.71	23.60	18.64	13.30	7.27	1.51
CBOE S&P 500 Buy/Write Index	(1.25)	10.25	9.39	10.16	6.42	6.64
Philadelphia Gold & Silver Index	51.04	51.86	24.91	11.54	13.88	1.57
Dow Jones U.S. Basic Materials Index	9.03	1.00	7.90	11.70	7.95	6.53	(d)
S&P Global Agribusiness Equity Index	13.93	17.68	2.95	12.64	6.02	5.62

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2025:

GAMCO Natural Resources, Gold & Income Trust

Long Positions
Metals and Mining	46.8%
Energy and Energy Services	18.0%
U.S. Government Obligations	16.5%
Agriculture	7.1%
Machinery	3.8%
Health Care	3.4%
Specialty Chemicals	2.2%
Food and Beverage	2.2%
100.0%
Short Positions
Call Options Written	(4.0)%
Put Options Written	(0.1)%
(4.1)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 79.0%
	Agriculture — 7.1%
39,200	Archer-Daniels-Midland Co.(a)	$2,421,830	$2,068,976
15,000	Bunge Global SA(a)	1,299,610	1,204,200
45,700	Corteva Inc.(a)	2,935,708	3,406,021
18,500	Darling Ingredients Inc.†	765,073	701,890
6,500	FMC Corp.	243,815	271,375
46,400	Nutrien Ltd.(a)	2,990,069	2,702,336
		10,656,105	10,354,798
	Energy and Energy Services — 18.0%
6,800	APA Corp.	135,116	124,372
16,700	Baker Hughes Co.	836,401	640,278
23,200	BP plc, ADR(a)	980,764	694,376
18,000	Chevron Corp.(a)	3,032,407	2,577,420
11,200	ConocoPhillips(a)	1,329,567	1,005,088
12,900	Coterra Energy Inc.	376,519	327,402
10,000	Devon Energy Corp.	688,855	318,100
3,500	Diamondback Energy Inc.	691,513	480,900
33,000	Eni SpA	596,154	534,883
9,900	EOG Resources Inc.(a)	1,317,595	1,184,139
12,500	EQT Corp.	606,835	729,000
4,400	Expand Energy Corp.	523,534	514,536
44,407	Exxon Mobil Corp.(a)	5,167,517	4,787,075
16,200	Halliburton Co.(a)	657,942	330,156
2,900	Hess Corp.	434,251	401,766
40,600	Kinder Morgan Inc.(a)	1,125,006	1,193,640
6,100	Marathon Petroleum Corp.(a)	1,007,011	1,013,271
6,700	Occidental Petroleum Corp.	437,407	281,467
11,500	ONEOK Inc.	1,168,759	938,745
7,400	Phillips 66	1,058,329	882,820
24,700	Schlumberger NV(a)	1,584,336	834,860
29,400	Shell plc, ADR(a)	2,094,591	2,070,054
10,500	Suncor Energy Inc.	432,845	393,225
4,200	Targa Resources Corp.	757,796	731,136
22,000	The Williams Companies Inc.(a)	1,272,060	1,381,820
20,800	TotalEnergies SE, ADR	1,391,781	1,276,912
5,800	Valero Energy Corp.	929,148	779,636
		30,634,039	26,427,077
	Food and Beverage — 2.2%
63,000	Mowi ASA	1,213,870	1,216,323
35,600	Tyson Foods Inc., Cl. A(a)	2,875,897	1,991,464
		4,089,767	3,207,787
	Health Care — 3.4%
60,000	Bayer AG	3,733,988	1,804,737
27,000	Elanco Animal Health Inc.†	947,070	385,560
18,200	Zoetis Inc.(a)	3,589,741	2,838,290
		8,270,799	5,028,587
			Market
Shares		Cost	Value
	Machinery — 3.8%
6,600	AGCO Corp.	$819,949	$680,856
72,500	CNH Industrial NV	1,042,208	939,600
6,600	Deere & Co.(a)	3,106,991	3,356,034
9,000	The Toro Co.	838,395	636,120
		5,807,543	5,612,610
	Metals and Mining — 42.3%
6,700	Agnico Eagle Mines Ltd.	709,487	796,831
104,800	Alamos Gold Inc., Cl. A(a)	1,906,761	2,783,488
43,256	Anglogold Ashanti plc	1,505,491	1,971,176
27,500	Aris Mining Corp.†	136,746	185,184
70,000	Artemis Gold Inc.†	844,759	1,273,288
24,000	Aya Gold & Silver Inc.†	133,720	215,899
81,800	Barrick Mining Corp.(a)	1,985,688	1,703,076
636,965	Bellevue Gold Ltd.†	619,337	377,297
53,300	BHP Group Ltd., ADR(a)	3,321,592	2,563,197
199,000	Discovery Silver Corp.†	377,174	435,484
101,000	Dundee Precious Metals Inc.	1,166,700	1,622,823
63,200	Eldorado Gold Corp.†	967,019	1,285,488
92,585	Endeavour Mining plc	2,094,996	2,854,888
98,245	Equinox Gold Corp.†	568,319	567,069
56,600	Equinox Gold Corp.†	386,626	325,450
275,582	Evolution Mining Ltd.	681,495	1,412,906
13,500	Franco-Nevada Corp.(a)	2,063,045	2,212,920
68,000	Freeport-McMoRan Inc.(a)	3,141,568	2,947,800
79,450	G Mining Ventures Corp.†	658,771	1,037,357
71,000	Glencore plc	409,752	276,391
31,500	Gold Fields Ltd., ADR	532,284	745,605
307,206	Gold Road Resources Ltd.	332,352	661,153
88,000	IAMGOLD Corp.†	581,256	646,800
147,200	K92 Mining Inc.†	1,331,919	1,660,358
294,500	Kinross Gold Corp.(a)	3,738,840	4,603,035
50,500	Lundin Gold Inc.	1,191,413	2,666,385
85,500	Newmont Corp.(a)	4,806,071	4,981,230
369,716	Northern Star Resources Ltd.	3,752,436	4,513,745
64,667	OceanaGold Corp.	716,900	912,718
62,800	Orla Mining Ltd.†	619,876	629,256
29,800	Pan American Silver Corp.	721,961	846,320
957,915	Perseus Mining Ltd.	2,376,961	2,143,536
46,300	Rio Tinto plc, ADR(a)	3,638,658	2,700,679
8,800	Royal Gold Inc.	1,302,386	1,564,992
73,000	Victoria Gold Corp.†(b)	538,667	0
92,500	Wesdome Gold Mines Ltd.†	1,076,264	1,288,581
712,417	Westgold Resources Ltd.	296,002	1,345,678
38,450	Wheaton Precious Metals Corp.(a)	2,549,120	3,452,810
		53,782,412	62,210,893
	Specialty Chemicals — 2.2%
19,655	CF Industries Holdings Inc.	1,876,864	1,808,260

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
29,700	The Mosaic Co.	$1,168,842	$1,083,456
8,900	Yara International ASA	494,707	328,472
		3,540,413	3,220,188
	TOTAL COMMON STOCKS	116,781,078	116,061,940

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$750,000	Allied Gold Corp., 8.750%, 09/07/28(c)	742,922	675,000

	CORPORATE BONDS — 4.0%
	Energy and Energy Services — 0.0%
80,000	Devon Energy Corp., 4.500%, 01/15/30	74,393	79,191

	Metals and Mining — 4.0%
750,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	667,160	700,330
750,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	719,792	740,212
675,000	Hecla Mining Co., 7.250%, 02/15/28	674,032	680,772
500,000	IAMGOLD Corp., 5.750%, 10/15/28(c)	500,000	495,775
1,300,000	Kinross Gold Corp., 6.250%, 07/15/33(c)	1,285,857	1,398,482
1,750,000	Northern Star Resources Ltd., 6.125%, 04/11/33(c)	1,731,351	1,825,589
		5,578,192	5,841,160
	TOTAL CORPORATE BONDS	5,652,585	5,920,351
Principal	Market
Amount	Cost	Value
U.S. GOVERNMENT OBLIGATIONS — 16.5%
$24,550,000	U.S. Treasury Bills, 4.187% to 4.332%††, 08/14/25 to 11/20/25(d)	$24,331,510	$24,330,131

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%	$147,508,095	146,987,422

OPTIONS WRITTEN — (4.1)%
(Premiums received $5,140,089)	(6,104,554)

Other Assets and Liabilities (Net)	1,914,813

PREFERRED SHARES
(1,424,960 preferred shares outstanding)	(28,724,000)

NET ASSETS — COMMON SHARES
(16,198,039 common shares outstanding)	$114,073,681

NET ASSET VALUE PER COMMON SHARE
($114,073,681 ÷ 16,198,039 shares outstanding)	$7.04

(a)	Securities, or a portion thereof, with a value of $37,422,001 were deposited with the broker as collateral for options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	At June 30, 2025, $14,800,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	77.6%	$114,029,895
Europe	11.8	17,368,821
Asia/Pacific	10.1	14,843,101
South Africa	0.5	745,605
Total Investments — Long Positions	100.0%	$146,987,422

Short Positions
North America	(4.1)%	$(6,052,548)
Europe	(0.0)**	(52,006)
Total Investments — Short Positions	(4.1)%	$(6,104,554)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

As of June 30, 2025, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.8)%
AGCO Corp.	Pershing LLC	26	USD	268,216	USD	96.00	10/17/25	$32,778
AGCO Corp.	Pershing LLC	20	USD	206,320	USD	112.00	11/21/25	11,697
AGCO Corp.	Pershing LLC	20	USD	206,320	USD	115.00	12/19/25	11,288
Agnico Eagle Mines Ltd.	Pershing LLC	37	USD	440,041	USD	107.50	07/18/25	44,360
Agnico Eagle Mines Ltd.	Pershing LLC	30	USD	356,790	USD	122.00	09/19/25	19,830
Alamos Gold Inc., Cl. A	Pershing LLC	380	USD	1,009,280	USD	21.50	07/18/25	196,088
Anglogold Ashanti plc	Pershing LLC	56	USD	255,192	USD	45.00	11/21/25	31,207
Anglogold Ashanti plc	Pershing LLC	103	USD	469,371	USD	47.00	12/19/25	52,509
Anglogold Ashanti plc	Pershing LLC	134	USD	610,638	USD	52.00	02/20/26	60,257
APA Corp.	Pershing LLC	68	USD	124,372	USD	23.50	07/18/25	51
Archer-Daniels-Midland Co.	Pershing LLC	130	USD	686,140	USD	51.00	08/15/25	44,067
Archer-Daniels-Midland Co.	Pershing LLC	112	USD	591,136	USD	52.50	10/17/25	37,850
Archer-Daniels-Midland Co.	Pershing LLC	150	USD	791,700	USD	57.50	12/19/25	30,943
Baker Hughes Co.	Pershing LLC	47	USD	180,198	USD	45.00	07/18/25	33
Baker Hughes Co.	Pershing LLC	60	USD	230,040	USD	45.00	09/19/25	1,734
Baker Hughes Co.	Pershing LLC	60	USD	230,040	USD	41.00	11/21/25	11,161
Barrick Mining Corp.	Pershing LLC	395	USD	822,390	USD	21.00	07/18/25	17,763
Barrick Mining Corp.	Pershing LLC	93	USD	193,626	USD	22.00	09/19/25	7,343
Barrick Mining Corp.	Pershing LLC	330	USD	687,060	USD	25.00	11/21/25	17,726
BHP Group Ltd., ADR	Pershing LLC	160	USD	769,440	USD	52.50	07/18/25	1,111
BHP Group Ltd., ADR	Pershing LLC	170	USD	817,530	USD	52.50	09/19/25	9,793
BHP Group Ltd., ADR	Pershing LLC	203	USD	976,227	USD	53.00	11/21/25	23,624
BP plc, ADR	Pershing LLC	76	USD	227,468	USD	32.00	08/15/25	2,151
BP plc, ADR	Pershing LLC	35	USD	104,755	USD	32.00	10/17/25	2,563
BP plc, ADR	Pershing LLC	41	USD	122,713	USD	35.00	12/19/25	1,690
Bunge Global SA	Pershing LLC	50	USD	401,400	USD	82.50	08/15/25	12,932
Bunge Global SA	Pershing LLC	50	USD	401,400	USD	82.50	10/17/25	19,950
Bunge Global SA	Pershing LLC	50	USD	401,400	USD	92.50	12/19/25	10,100
CF Industries Holdings Inc.	Pershing LLC	60	USD	552,000	USD	87.50	09/19/25	47,250
CF Industries Holdings Inc.	Pershing LLC	71	USD	653,200	USD	95.00	11/21/25	40,861
CF Industries Holdings Inc.	Pershing LLC	65	USD	598,000	USD	107.00	01/16/26	22,518
Chevron Corp.	Pershing LLC	51	USD	730,269	USD	160.00	07/18/25	370
Chevron Corp.	Pershing LLC	40	USD	572,760	USD	160.00	10/17/25	7,798
Chevron Corp.	Pershing LLC	55	USD	787,545	USD	151.00	11/21/25	26,571
Chevron Corp.	Pershing LLC	34	USD	486,846	USD	148.00	01/16/26	25,623
CNH Industrial NV	Pershing LLC	320	USD	414,720	USD	12.50	07/18/25	20,768
CNH Industrial NV	Pershing LLC	405	USD	524,880	USD	13.00	09/19/25	34,886
ConocoPhillips	Pershing LLC	41	USD	367,934	USD	110.00	07/18/25	36
ConocoPhillips	Pershing LLC	40	USD	358,960	USD	105.00	09/19/25	2,963
ConocoPhillips	Pershing LLC	31	USD	278,194	USD	100.00	11/21/25	8,539
Corteva Inc.	Pershing LLC	132	USD	983,796	USD	66.50	07/18/25	108,656
Corteva Inc.	Pershing LLC	155	USD	1,155,215	USD	64.00	09/19/25	179,805
Coterra Energy Inc.	Pershing LLC	69	USD	175,122	USD	29.50	07/18/25	62
Coterra Energy Inc.	Pershing LLC	60	USD	152,280	USD	26.50	10/17/25	6,553
Darling Ingredients Inc.	Pershing LLC	70	USD	265,580	USD	41.00	11/21/25	24,304
Deere & Co.	Pershing LLC	25	USD	1,271,225	USD	450.00	07/18/25	149,250
Deere & Co.	Pershing LLC	22	USD	1,118,678	USD	465.00	09/19/25	125,938
Deere & Co.	Pershing LLC	19	USD	966,131	USD	510.00	11/21/25	70,585
Devon Energy Corp.	Pershing LLC	50	USD	159,050	USD	37.50	10/17/25	3,335

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Devon Energy Corp.	Pershing LLC	50	USD	159,050	USD	40.00	12/19/25	$3,575
Diamondback Energy Inc.	Pershing LLC	14	USD	192,360	USD	171.00	08/15/25	335
Diamondback Energy Inc.	Pershing LLC	11	USD	151,140	USD	158.00	10/17/25	3,609
Diamondback Energy Inc.	Pershing LLC	10	USD	137,400	USD	172.50	12/19/25	2,673
Dundee Precious Metals Inc.	Pershing LLC	350	CAD	765,800	CAD	19.00	07/18/25	74,459
Dundee Precious Metals Inc.	Pershing LLC	210	CAD	459,480	CAD	19.00	10/17/25	49,149
Dundee Precious Metals Inc.	Pershing LLC	450	CAD	984,600	CAD	19.00	12/19/25	116,990
Eldorado Gold Corp.	Pershing LLC	325	USD	661,050	USD	22.00	09/19/25	33,205
Endeavour Mining plc	Pershing LLC	310	CAD	1,301,690	CAD	37.00	07/18/25	119,835
Endeavour Mining plc	Morgan Stanley	310	CAD	1,301,690	CAD	42.00	09/19/25	53,913
Endeavour Mining plc	Pershing LLC	305	CAD	1,280,695	CAD	46.00	11/21/25	41,386
Eni SpA	Morgan Stanley	28	EUR	192,640	EUR	13.70	08/15/25	6,859
Eni SpA	Morgan Stanley	20	EUR	137,600	EUR	14.00	10/17/25	4,238
Eni SpA	Morgan Stanley	18	EUR	123,840	EUR	15.50	12/19/25	1,090
EOG Resources Inc.	Pershing LLC	33	USD	394,713	USD	145.00	08/15/25	362
EOG Resources Inc.	Pershing LLC	30	USD	358,830	USD	125.00	10/17/25	12,696
EOG Resources Inc.	Pershing LLC	36	USD	430,596	USD	130.00	12/19/25	16,893
EQT Corp.	Pershing LLC	38	USD	221,616	USD	50.00	08/15/25	33,898
EQT Corp.	Pershing LLC	47	USD	274,104	USD	50.00	10/17/25	48,250
EQT Corp.	Pershing LLC	40	USD	233,280	USD	60.00	12/19/25	20,956
Equinox Gold Corp.	Pershing LLC	480	USD	276,000	USD	7.50	10/17/25	10,102
Expand Energy Corp.	Pershing LLC	22	USD	257,268	USD	130.00	09/19/25	4,420
Expand Energy Corp.	Pershing LLC	22	USD	257,268	USD	130.00	11/21/25	8,666
Exxon Mobil Corp.	Pershing LLC	130	USD	1,401,400	USD	120.00	07/18/25	776
Exxon Mobil Corp.	Pershing LLC	133	USD	1,433,740	USD	120.00	09/19/25	12,392
Exxon Mobil Corp.	Pershing LLC	120	USD	1,293,600	USD	115.00	11/21/25	38,248
Exxon Mobil Corp.	Pershing LLC	62	USD	668,360	USD	110.00	01/16/26	39,811
FMC Corp.	Pershing LLC	65	USD	271,375	USD	42.50	10/17/25	21,048
Franco-Nevada Corp.	Pershing LLC	48	USD	786,816	USD	130.00	07/18/25	165,012
Franco-Nevada Corp.	Pershing LLC	45	USD	737,640	USD	160.00	09/19/25	51,019
Freeport-McMoRan Inc.	Pershing LLC	227	USD	984,045	USD	45.00	08/15/25	36,302
Freeport-McMoRan Inc.	Pershing LLC	227	USD	984,045	USD	41.00	10/17/25	109,628
Freeport-McMoRan Inc.	Pershing LLC	226	USD	979,710	USD	45.00	12/19/25	85,388
G Mining Ventures Corp.	Pershing LLC	285	CAD	506,730	CAD	20.00	07/18/25	2,012
G Mining Ventures Corp.	Pershing LLC	285	CAD	506,730	CAD	24.00	10/17/25	4,315
Glencore plc	Morgan Stanley	36	GBP	102,096	GBp	310.00	09/19/25	3,611
Gold Fields Ltd., ADR	Pershing LLC	56	USD	132,552	USD	20.00	07/18/25	21,159
Gold Fields Ltd., ADR	Pershing LLC	105	USD	248,535	USD	26.00	09/19/25	12,224
Gold Fields Ltd., ADR	Pershing LLC	140	USD	331,380	USD	24.00	11/21/25	35,355
Halliburton Co.	Pershing LLC	50	USD	101,900	USD	26.00	08/15/25	253
Halliburton Co.	Pershing LLC	52	USD	105,976	USD	26.00	10/17/25	1,321
Halliburton Co.	Pershing LLC	60	USD	122,280	USD	26.00	12/19/25	3,042
Hess Corp.	Pershing LLC	9	USD	124,686	USD	155.00	08/15/25	863
Hess Corp.	Pershing LLC	10	USD	138,540	USD	145.00	10/17/25	6,816
Hess Corp.	Pershing LLC	10	USD	138,540	USD	145.00	12/19/25	8,555
IAMGOLD Corp.	Pershing LLC	260	USD	191,100	USD	7.00	11/21/25	32,490
K92 Mining Inc.	Morgan Stanley	450	CAD	691,200	CAD	12.50	07/18/25	94,706
K92 Mining Inc.	Morgan Stanley	542	CAD	832,512	CAD	14.50	10/17/25	69,534
K92 Mining Inc.	Pershing LLC	480	CAD	737,280	CAD	19.00	12/19/25	15,626
Kinder Morgan Inc.	Pershing LLC	137	USD	402,780	USD	27.50	09/19/25	33,481
Kinder Morgan Inc.	Pershing LLC	137	USD	402,780	USD	30.00	11/21/25	18,767
Kinder Morgan Inc.	Pershing LLC	132	USD	388,080	USD	30.00	01/16/26	22,896

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Kinross Gold Corp.	Pershing LLC	940	USD	1,469,220	USD	14.00	08/15/25	$186,931
Kinross Gold Corp.	Pershing LLC	1,090	USD	1,703,670	USD	17.00	10/17/25	105,801
Kinross Gold Corp.	Pershing LLC	915	USD	1,430,145	USD	16.50	12/19/25	137,670
Lundin Gold Inc.	Pershing LLC	155	CAD	1,114,450	CAD	41.50	08/15/25	349,428
Lundin Gold Inc.	Pershing LLC	170	CAD	1,222,300	CAD	75.00	12/19/25	74,582
Marathon Petroleum Corp.	Pershing LLC	19	USD	315,609	USD	155.00	08/15/25	28,106
Marathon Petroleum Corp.	Pershing LLC	21	USD	348,831	USD	175.00	10/17/25	15,217
Marathon Petroleum Corp.	Pershing LLC	21	USD	348,831	USD	172.00	12/19/25	24,196
Mowi ASA	Morgan Stanley	250	NOK	4,865,000	NOK	204.00	08/15/25	6,724
Mowi ASA	Morgan Stanley	250	NOK	4,865,000	NOK	200.00	10/17/25	17,839
Mowi ASA	Morgan Stanley	130	NOK	2,529,800	NOK	200.00	12/19/25	11,646
Newmont Corp.	Pershing LLC	80	USD	466,080	USD	63.00	10/17/25	21,553
Newmont Corp.	Pershing LLC	163	USD	949,638	USD	65.00	10/17/25	34,882
Newmont Corp.	Pershing LLC	261	USD	1,520,586	USD	65.00	11/21/25	75,230
Newmont Corp.	Pershing LLC	275	USD	1,602,150	USD	65.00	12/19/25	88,973
Nutrien Ltd.	Pershing LLC	180	USD	1,048,320	USD	60.00	07/18/25	9,166
Nutrien Ltd.	Pershing LLC	130	USD	757,120	USD	62.50	09/19/25	18,228
Nutrien Ltd.	Pershing LLC	154	USD	896,896	USD	61.00	10/17/25	33,788
Occidental Petroleum Corp.	Pershing LLC	20	USD	84,020	USD	58.00	07/18/25	10
Occidental Petroleum Corp.	Pershing LLC	20	USD	84,020	USD	52.50	09/19/25	574
Occidental Petroleum Corp.	Pershing LLC	27	USD	113,427	USD	50.00	11/21/25	2,902
OceanaGold Corp.	Pershing LLC	323	CAD	453,636	CAD	20.25	10/17/25	24,140
OceanaGold Corp.	Pershing LLC	323	CAD	453,636	CAD	21.00	12/19/25	29,053
ONEOK Inc.	Pershing LLC	47	USD	383,661	USD	101.50	09/19/25	876
ONEOK Inc.	Pershing LLC	30	USD	244,890	USD	95.00	11/21/25	3,808
ONEOK Inc.	Pershing LLC	38	USD	310,194	USD	90.00	01/16/26	12,853
Orla Mining Ltd.	Pershing LLC	333	USD	333,666	USD	11.50	10/17/25	21,843
Orla Mining Ltd.	Pershing LLC	295	USD	295,590	USD	12.50	12/19/25	21,520
Pan American Silver Corp.	Pershing LLC	46	USD	130,640	USD	25.00	08/15/25	18,241
Pan American Silver Corp.	Pershing LLC	58	USD	164,720	USD	26.00	08/15/25	18,505
Pan American Silver Corp.	Pershing LLC	100	USD	284,000	USD	34.00	10/17/25	8,895
Pan American Silver Corp.	Pershing LLC	94	USD	266,960	USD	34.00	12/19/25	14,524
Phillips 66	Pershing LLC	22	USD	262,460	USD	140.00	07/18/25	79
Phillips 66	Pershing LLC	27	USD	322,110	USD	123.00	08/15/25	10,018
Phillips 66	Pershing LLC	25	USD	298,250	USD	130.00	09/19/25	6,459
Rio Tinto plc, ADR	Pershing LLC	155	USD	904,115	USD	63.00	09/19/25	9,723
Rio Tinto plc, ADR	Pershing LLC	150	USD	874,950	USD	65.00	10/17/25	9,289
Rio Tinto plc, ADR	Pershing LLC	158	USD	921,614	USD	62.00	12/19/25	31,957
Royal Gold Inc.	Pershing LLC	25	USD	444,600	USD	200.00	09/19/25	8,071
Schlumberger NV	Pershing LLC	84	USD	283,920	USD	45.00	07/18/25	1
Schlumberger NV	Pershing LLC	85	USD	287,300	USD	41.00	09/19/25	2,151
Schlumberger NV	Pershing LLC	79	USD	267,020	USD	42.50	11/21/25	3,944
Shell plc, ADR	Pershing LLC	90	USD	633,690	USD	70.00	10/17/25	29,941
Shell plc, ADR	Pershing LLC	31	USD	218,271	USD	68.00	11/21/25	14,446
Shell plc, ADR	Pershing LLC	71	USD	499,911	USD	70.00	11/21/25	25,097
Shell plc, ADR	Pershing LLC	90	USD	633,690	USD	74.00	12/19/25	20,315
Suncor Energy Inc.	Pershing LLC	35	USD	131,075	USD	40.00	08/15/25	1,869
Suncor Energy Inc.	Pershing LLC	35	USD	131,075	USD	39.00	10/17/25	4,977
Suncor Energy Inc.	Pershing LLC	35	USD	131,075	USD	41.50	12/19/25	3,693
Targa Resources Corp.	Pershing LLC	13	USD	226,304	USD	200.00	07/18/25	133
Targa Resources Corp.	Pershing LLC	16	USD	278,528	USD	177.50	09/19/25	15,536
Targa Resources Corp.	Pershing LLC	13	USD	226,304	USD	200.00	11/21/25	7,266

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
The Mosaic Co.	Pershing LLC	47	USD	171,456	USD	30.00	07/18/25	$30,727
The Mosaic Co.	Pershing LLC	125	USD	456,000	USD	38.00	08/15/25	15,408
The Mosaic Co.	Pershing LLC	125	USD	456,000	USD	40.00	09/19/25	12,684
The Toro Co.	Pershing LLC	45	USD	318,060	USD	78.00	10/17/25	9,039
The Toro Co.	Pershing LLC	45	USD	318,060	USD	80.00	12/19/25	11,207
The Williams Companies Inc.	Pershing LLC	66	USD	414,546	USD	56.00	07/18/25	46,027
The Williams Companies Inc.	Pershing LLC	80	USD	502,480	USD	61.00	09/19/25	31,772
The Williams Companies Inc.	Pershing LLC	78	USD	489,918	USD	60.00	11/21/25	45,415
TotalEnergies SE, ADR	Pershing LLC	71	USD	435,869	USD	65.00	08/15/25	4,238
TotalEnergies SE, ADR	Pershing LLC	71	USD	435,869	USD	62.00	09/19/25	16,855
TotalEnergies SE, ADR	Pershing LLC	66	USD	405,174	USD	66.00	10/17/25	6,826
Tyson Foods Inc., Cl. A	Pershing LLC	57	USD	318,858	USD	60.00	07/18/25	143
Tyson Foods Inc., Cl. A	Pershing LLC	49	USD	274,106	USD	63.00	07/18/25	5
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	671,280	USD	58.00	08/15/25	14,044
Tyson Foods Inc., Cl. A	Pershing LLC	24	USD	134,256	USD	58.00	09/19/25	3,519
Tyson Foods Inc., Cl. A	Pershing LLC	106	USD	592,964	USD	60.00	10/17/25	11,628
Valero Energy Corp.	Pershing LLC	19	USD	255,398	USD	133.00	09/19/25	16,589
Valero Energy Corp.	Pershing LLC	19	USD	255,398	USD	145.00	11/21/25	11,511
Valero Energy Corp.	Pershing LLC	20	USD	268,840	USD	155.00	01/16/26	10,154
Wesdome Gold Mines Ltd.	Pershing LLC	285	CAD	540,645	CAD	17.00	08/15/25	49,527
Wesdome Gold Mines Ltd.	Pershing LLC	340	CAD	644,980	CAD	17.50	09/19/25	53,999
Wesdome Gold Mines Ltd.	Pershing LLC	300	CAD	569,100	CAD	19.00	10/17/25	30,762
Wheaton Precious Metals Corp.	Pershing LLC	135	USD	1,212,300	USD	82.00	08/15/25	127,651
Wheaton Precious Metals Corp.	Pershing LLC	118	USD	1,059,640	USD	92.50	10/17/25	64,092
Wheaton Precious Metals Corp.	Pershing LLC	131	USD	1,176,380	USD	95.00	12/19/25	82,770
Zoetis Inc.	Pershing LLC	61	USD	951,295	USD	177.00	07/18/25	275
Zoetis Inc.	Pershing LLC	60	USD	935,700	USD	175.00	11/21/25	22,585
TOTAL OTC CALL OPTIONS WRITTEN								$5,585,600

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	275	USD	2,332,275	USD	79.00	02/20/26	$90,200
VanEck Gold Miners ETF	Pershing LLC	605	USD	3,149,630	USD	40.00	11/21/25	25,277
VanEck Gold Miners ETF	Pershing LLC	600	USD	3,123,600	USD	40.00	12/19/25	32,287
TOTAL OTC PUT OPTIONS WRITTEN								$147,764

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.2)%
Alamos Gold Inc., Cl. A	339	USD	900,384	USD	26.00	09/19/25	$68,817
Alamos Gold Inc., Cl. A	188	USD	499,328	USD	32.00	11/21/25	18,330
Corteva Inc.	160	USD	1,192,480	USD	75.00	12/19/25	83,200
Darling Ingredients Inc.	70	USD	265,580	USD	37.50	07/18/25	11,550
Darling Ingredients Inc.	45	USD	170,730	USD	37.50	09/19/25	16,650
Elanco Animal Health Inc.	135	USD	192,780	USD	16.00	10/17/25	7,425
Franco-Nevada Corp.	42	USD	688,464	USD	175.00	11/21/25	30,660
IAMGOLD Corp.	300	USD	220,500	USD	7.00	09/19/25	27,000
IAMGOLD Corp.	320	USD	235,200	USD	10.00	01/16/26	14,400
Zoetis Inc.	61	USD	951,295	USD	165.00	09/19/25	28,670
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$306,702

Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	290	USD	2,459,490	USD	70.00	09/19/25	$10,730
Energy Select Sector SPDR ETF	290	USD	2,459,490	USD	70.00	12/19/25	27,550

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
VanEck Gold Miners ETF	546	USD	2,842,476	USD	44.00	09/19/25	$26,208
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$64,488

TOTAL OPTIONS WRITTEN							$6,104,554

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments in securities, at value (cost $147,508,095)	$146,987,422
Foreign currency, at value (cost $3,713)	3,736
Deposit at brokers	2,411,539
Receivable for investments in securities sold	660,158
Dividends and interest receivable	262,247
Deferred offering expense	58,743
Prepaid expenses	2,184
Total Assets	150,386,029
Liabilities:
Options written, at value (premiums received $5,140,089)	6,104,554
Payable to bank	183,990
Distributions payable	21,675
Payable for investment securities purchased	948,008
Payable for investment advisory fees	124,197
Payable for payroll expenses	70,893
Payable for accounting fees	7,500
Other accrued expenses	127,531
Total Liabilities	7,588,348
Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value per share, 1,200,000 shares authorized with 964,960 shares outstanding)	24,124,000
Series B Cumulative Preferred Shares (Auction Market, $10 liquidation value per share, 1,250,000 shares authorized with 460,000 shares issued and outstanding)	4,600,000
Total Preferred Shares	28,724,000
Net Assets Attributable to Common Shareholders	$114,073,681

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$198,434,515
Total accumulated loss	(84,360,834)
Net Assets	$114,073,681

Net Asset Value per Common Share:
($114,073,681 ÷ 16,198,039 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$7.04

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $60,483)	$1,259,937
Interest	958,804
Total Investment Income	2,218,741
Expenses:
Investment advisory fees	713,769
Payroll expenses	65,812
Legal and audit fees	59,316
Shareholder communications expenses	50,307
Trustees’ fees	43,000
Shareholder services fees	25,605
Accounting fees	22,500
Custodian fees	16,335
Dividend expense on securities sold short	11,205
Shelf offering expense	8,071
Service fees for securities sold short (See Note 2)	852
Miscellaneous expenses	40,059
Total Expenses	1,056,831
Less:
Expenses paid indirectly by broker (See Note 5)	(1,599)
Net Expenses	1,055,232
Net Investment Income	1,163,509

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(1,141,739)
Net realized gain on written options	2,735,326
Net realized gain on foreign currency transactions	11,401
Net realized gain on investments in securities, written options, and foreign currency transactions	1,604,988
Net change in unrealized appreciation/depreciation:
on investments in securities	21,294,810
on written options	(2,586,192)
on foreign currency translations	2,370
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	18,710,988
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	20,315,976
Net Increase in Net Assets Resulting from Operations	21,479,485
Total Distributions to Preferred Shareholders	(945,381)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$20,534,104

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
Operations:
Net investment income	$1,163,509		$2,612,487
Net realized gain on investments in securities, written options, and foreign currency transactions	1,604,988		5,984,420
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	18,710,988		(3,340,134)
Net Increase in Net Assets Resulting from Operations	21,479,485		5,256,773

Distributions to Preferred Shareholders	(945,381	)*	(1,843,402)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	20,534,104		3,413,371

Distributions to Common Shareholders:
Accumulated earnings	(3,887,529	)*	(1,231,969)
Return of capital	—		(5,113,257)
Total Distributions to Common Shareholders	(3,887,529)		(6,345,226)

Fund Share Transactions:
Net decrease from repurchase of common shares and transaction fees	—		(1,571,404)
Net increase in net assets from repurchase of preferred shares	33,498		268,457
Net Increase/(Decrease) in Net Assets from Fund Share Transactions	33,498		(1,302,947)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	16,680,073		(4,234,802)

Net Assets Attributable to Common Shareholders:
Beginning of year	97,393,608		101,628,410
End of period	$114,073,681		$97,393,608

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021		2020
Operating Performance:
Net asset value, beginning of year	$6.01		$6.16	$5.95	$6.03	$5.93		$6.16
Net investment income	0.07		0.16	0.13	0.09	0.08		0.02
Net realized and unrealized gain on investments and foreign currency transactions	1.25		0.16	0.43	0.22	0.46		0.26
Total from investment operations	1.32		0.32	0.56	0.31	0.54		0.28

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.11)	(0.09)	(0.08)	(0.08)		(0.05)
Net realized gain	(0.04	)*	—	—	—	—		—
Return of capital	—		—	—	—	(0.00	)(b)	(0.02)
Total distributions to preferred shareholders	(0.05)		(0.11)	(0.09)	(0.08)	(0.08)		(0.07)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	1.27		0.21	0.47	0.23	0.46		0.21

Distributions to Common Shareholders:
Net investment income	(0.05	)*	(0.08)	(0.05)	(0.02)	—		—
Net realized gain	(0.19	)*	—	—	—	—		—
Return of capital	—		(0.31)	(0.31)	(0.34)	(0.36)		(0.48)
Total distributions to common shareholders	(0.24)		(0.39)	(0.36)	(0.36)	(0.36)		(0.48)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		0.01	0.08	0.04	0.03		0.04
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.02	0.02	0.00 (b)	—		0.00 (b)
Total Fund share transactions	0.00	(b)	0.03	0.10	0.04	0.03		0.04

Net Asset Value Attributable to Common Shareholders, End of Period	$7.04		$6.01	$6.16	$5.95	$6.03		$5.93
NAV total return †	21.42%		3.87%	9.84%	5.01%	7.94%		5.22%
Market value, end of period	$6.29		$5.29	$5.14	$5.12	$5.35		$5.11
Investment total return ††	23.71%		10.46%	7.72%	2.90%	12.01%		(5.56)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$142,798		$134,270	$128,742	$136,594	$143,649		$146,873
Net assets attributable to common shares, end of period (in 000’s)	$114,074		$97,394	$101,628	$107,395	$114,397		$117,620
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	2.19	%(c)	2.57%	2.12%	1.56%	1.33%		0.46%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.98	%(c)	1.98%	2.12%	1.87%	1.80%		1.94%
Portfolio turnover rate	50%		77%	81%	121%	109%		95%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Cumulative Preferred Shares:
5.200% Series A Preferred
Liquidation value, end of period (in 000’s)	$24,124	$24,377	$27,113	$29,199	$29,253	$29,253
Total shares outstanding (in 000’s)	965	975	1,085	1,168	1,170	1,170
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$21.73	$22.49	$22.83	$23.93	$25.87	$25.44
Asset coverage per share (h)	$124.28	$91.03	$118.71	$116.95	$122.77	$125.52

5.000% Series B Preferred (i)
Liquidation value, end of period (in 000’s)	$4,600	$12,500	—	—	—	—
Total shares outstanding (in 000’s)	460	1,250	—	—	—	—
Liquidation preference per share	$10.00	$10.00	—	—	—	—
Asset coverage per share (h)	$49.71	$36.41	—	—	—	—
Asset Coverage (j)	497%	364%	475%	468%	491%	502%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the year ended December 31, 2022 would have been 1.88%. For the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2021, and 2020, there was no material impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the six months ended June 30, 2025 and the years ended December 31, 2024, 2022, 2021, and 2020 was 1.98%, 1.98%, 1.83%, 1.79%, and 1.88%, respectively, and 1.48%, 1.46%, 1.44%, 1.42%, and 1.50%, including liquidation value of preferred shares. For the year ended December 31, 2023, there was no material impact on the service fees for securities sold short.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 1.48% 1.46%, 1.66%, 1.48%, 1.43%, and 1.55%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	The Series B Preferred was issued February 22, 2024.
(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Natural Resources, Gold & Income Trust (the Fund) was organized on June 26, 2008 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board of Trustees (the Board) has designated Gabelli Funds, LLC (the Adviser) as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$62,210,893	—	$0	$62,210,893
Other Industries (b)	53,851,047	—	—	53,851,047
Total Common Stocks	116,061,940	—	0	116,061,940
Convertible Corporate Bonds (b)	—	$675,000	—	675,000
Corporate Bonds (b)	—	5,920,351	—	5,920,351
U.S. Government Obligations	—	24,330,131	—	24,330,131
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$116,061,940	$30,925,482	$0	$146,987,422

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	(306,702)	(5,585,600)	—	(5,892,302)
Put Options Written	(64,488)	(147,764)	—	(212,252)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(371,190)	$(5,733,364)	—	$(6,104,554)

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2025 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2025 had an average monthly market value of approximately $4,519,554.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2025, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$5,733,364	—	$5,733,364

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2025:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$5,463,204	$(5,463,204)	—	—
Morgan Stanley	270,160	(270,160)	—	—
Total	$5,733,364	$(5,733,364)	—	—

As of June 30, 2025, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the six months ended June 30, 2025, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2025, the Fund incurred $852 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) and 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$1,231,969	$1,843,402
Return of capital	5,113,257	–
Total distributions paid	$6,345,226	$1,843,402

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $74,734,616.

The following summarizes the tax cost of investments, derivatives, and the related net unrealized depreciation at June 30, 2025:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$150,289,279	$14,418,491	$(23,824,902)	$(9,406,411)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $58,572,714 and $56,289,576, respectively.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,599.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2025, the Fund accrued $65,812 in Payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025, the Fund did not repurchase any common shares and during the year ended December 31, 2024, the Fund repurchased and retired 299,183 of its common shares at an investment of $1,571,404 and at an average discount of approximately 14.52%, from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2025 and the year ended December 31, 2024, respectively, were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	—	$—	(299,183)	$(1,571,404)

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2025, the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.20% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share and an annual dividend rate of 5.20%. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 10,105 and 109,467 Series A Preferred at investments of $218,527 and $2,468,218 and at average discounts of approximately 13.50% and 9.91% to its liquidation preference. At June 30, 2025, 964,960 Series A Preferred shares were outstanding and accrued dividends amounted to $19,017. On February 22, 2024, the Fund issued 1,250,000 shares of 5.00% Series B Preferred (Series B Preferred), receiving net proceeds of $12,425,000 after the deduction of estimated offering expenses of $75,000. The Series B Preferred has a liquidation value of $10 per share and is puttable in each of the 60-day periods ending June 26, 2025 and March 26, 2026; the Board determined to add March 26, 2026 and March 26, 2027 as additional put dates for the Series B Preferred and owners of Series B Preferred can put their shares in each of the 60-day periods ending on March 26, 2026 and March 26, 2027. On June 26, 2025, 790,000 Series B Preferred were put back to the Fund at the liquidation preference of $10 per share. At June 30, 2025, 460,000 Series B Preferred shares were outstanding and accrued dividends amounted to $2,658.

The Series A Preferred and Series B Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred and Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred and Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred and Series B Preferred at the redemption prices of $25 and $10 per share, respectively, plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2025. At that meeting, common and preferred shareholders, voting together as a single class, re-elected James P. Conn and Vincent D. Enright as Trustees of the Fund, with a total of 10,180,986 votes and 10,179,539 votes in favor of these Trustees, and a total of 2,621,045 votes and 2,622,491 votes withheld for these Trustees, respectively.

Anthony S. Colavita, Frank J. Fahrenkopf, Jr., William F. Heitmann, Michael J. Melarkey, Agnes Mullady, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

William F. Heitmann
Former Senior Vice President
of Finance,
Verizon Communications, Inc.

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

David I. Schachter
Vice President & Ombudsman

Carter W. Austin
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GNT Q2/2025

GABELLI
FUNDS

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

GNT

Semiannual Report
June 30, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 974,009 Preferred Series B – 1,250,000
Month #2 02/01/2025 through 02/28/2025	Common – N/A Preferred Series A – 3,637 Preferred Series B – N/A	Common – N/A Preferred Series A – $21.75 Preferred Series B – N/A	Common – N/A Preferred Series A – 3,637 Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 974,009 - 3,637 = 970,372 Preferred Series B – 1,250,000
Month #3 03/01/2025 through 03/31/2025	Common – N/A Preferred Series A – 2,085 Preferred Series B – N/A	Common – N/A Preferred Series A – $21.72 Preferred Series B – N/A	Common – N/A Preferred Series A – 2,085 Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 970,372 - 2,085 = 968,287 Preferred Series B – 1,250,000

Month #4 04/01/2025 through 04/30/2025	Common – N/A Preferred Series A – 2,585 Preferred Series B – N/A	Common – N/A Preferred Series A – $21.42 Preferred Series B – N/A	Common – N/A Preferred Series A – 2,585 Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 968,287 - 2,535 = 965,752 Preferred Series B – 1,250,000
Month #5 05/01/2025 through 05/31/2025	Common – N/A Preferred Series A –792 Preferred Series B – N/A	Common – N/A Preferred Series A – $21.42 Preferred Series B – N/A	Common – N/A Preferred Series A – 792 Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 965,752 - 792 = 964,960 Preferred Series B – 1,250,000
Month #6 06/01/2025 through 06/30/2025	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 16,198,039 Preferred Series A – 964,960 Preferred Series B – 460,000
Total	Common – N/A Preferred Series A – 9,049 Preferred Series B – N/A	Common – N/A Preferred Series A – $21.58 Preferred Series B – N/A	Common – N/A Preferred Series A – 9,049 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation preference.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.